Cover Page	3 Months Ended
Mar. 31, 2021
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	false
Entity Registrant Name	Soaring Eagle Acquisition Corp.
Entity Central Index Key	0001830214
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false